Mortgage Servicing Rights, Net	12 Months Ended
Dec. 31, 2020
Transfers and Servicing [Abstract]
Mortgage Servicing Rights, Net
NOTE 5 – MORTGAGE SERVICING RIGHTS, NET
The following summarizes the activity of MSRs (in thousands):

	For the year ended December 31,
	2020	2019
Balance, beginning of period	$731,353	$368,117
Additions	1,896,638	1,126,965
Amortization	(252,421)	(80,280)
Loans paid in full	(301,113)	(36,937)
Sales	(298,009)	(625,953)
Impairment	(19,584)	(20,559)

Balance, end of period	$1,756,864	$731,353

The unpaid principal balance of mortgage loans serviced approximated $188.3 billion and $72.6 billion at December 31, 2020 and 2019, respectively. Conforming conventional loans serviced by the Company have previously been sold to Fannie Mae and Freddie Mac on a non-recourse
basis, whereby foreclosure losses are generally the responsibility of Fannie Mae and Freddie Mac, and not the Company. Loans serviced for Ginnie Mae are insured by the FHA, guaranteed by the VA, or insured by other applicable government programs. While the above guarantees and insurance are the responsibility of those parties, the Company is still subject to potential losses related to its servicing of these loans. Those estimated losses are incorporated into the valuation of MSRs.
The key unobservable inputs used in determining the fair value of the Company’s MSRs were as follows at December 31, 2020 and 2019, respectively:

	December 31,	December 31,
	2020	2019
Discount rates	9.0% - 14.5%	9.0% - 14.5%
Annual prepayment speeds	8.8% - 42.2%	8.2% - 30.8%
Cost of servicing	$75 - $126	$90 - $138
The Company views these unobservable inputs as the most critical in assessing the fair value of its MSRs, which had an estimated fair value of approximately $1.76 billion and $744 million at December 31, 2020 and 2019, respectively.
The hypothetical effect of an adverse change in these key assumptions would result in a decrease in fair values as follows at December 31, 2020 and 2019, respectively, (in thousands):

	December 31,	December 31,
	2020	2019
Discount rate:
+ 10% adverse change – effect on value	$(56,889)	$(25,580)
+ 20% adverse change – effect on value	$(110,040)	$(49,396)
Prepayment speeds:
+ 10% adverse change – effect on value	$(87,752)	$(34,208)
+ 20% adverse change – effect on value	$(169,230)	$(65,744)
Cost of servicing:
+ 10% adverse change – effect on value	$(21,643)	$(8,879)
+ 20% adverse change – effect on value	$(43,285)	$(17,759)
These sensitivities are hypothetical and should be used with caution. As the table demonstrates, the Company’s methodology for estimating the fair value of MSRs is highly sensitive to changes in assumptions. For example, actual prepayment experience may differ and any difference may have a material effect on MSR fair value. Changes in fair value resulting from changes in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in this table, the effect of a variation in a particular assumption of the fair value of the MSRs is calculated without changing any other assumption; in reality, changes in one factor may be associated with changes in another (for example, decreases in market interest rates may indicate higher prepayments; however, this may be partially offset by lower prepayments due to other factors such as a borrower’s diminished opportunity to refinance), which may magnify or counteract the sensitivities. Thus, any measurement of MSR fair value is limited by the conditions existing and assumptions made as of a particular point in time. Those assumptions may not be appropriate if they are applied to a different point in time.
The following table summarizes the Company’s estimated future MSR amortization expense (in thousands) based upon the existing MSR asset. These estimates are based on existing asset balances, the current interest rate environment, and prepayment speeds as of December 31, 2020. The actual amortization expense the Company recognizes in any given period may be significantly different depending upon retention or sale activities, changes in interest rates, prepayment speeds, market conditions, or circumstances that indicate the carrying amount of an asset may not be recoverable.

Year ending December 31,	Amounts
2021	$293,647
2022	249,591
2023	211,575
2024	179,066
2025	151,176
Thereafter	691,393

Total	$1,776,448